DEBT AND CAPITAL LEASES (Details 4) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015
Long-term debt and capital leases
2015 (classified as current)	$ 5.7
2016	0.3
2017	249.9
2018	0.2
2019	0.2
2020 and thereafter	$ 694.7